Share-based Payments - Summary of Details of ESOP Share Options Outstanding (Detail)	12 Months Ended
	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of option | shares	25,940,000	24,477,332	9,724,000	12,220,000
April 11, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 12, 2019
Expiry date	Mar. 12, 2024
Exercise price	$ 0.200
June 26, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 21, 2019
Expiry date	Mar. 21, 2024
Exercise price	$ 0.206
March 12, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	April 11, 2019
Expiry date	Apr. 11, 2024
Exercise price	$ 0.208
March 21, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 02, 2019
Expiry date	May 02, 2024
Exercise price	$ 0.198
April 11, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 16, 2019
Expiry date	May 16, 2024
Exercise price	$ 0.206
Employee Stock Ownership Plan [Member] | November 17, 2012
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 17, 2012
Expiry date	Nov. 17, 2017
Exercise price	$ 1.25
Number of option | shares			400,000
Employee Stock Ownership Plan [Member] | August 22, 2013
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 22, 2013
Expiry date	Aug. 22, 2018
Exercise price	$ 1.25
Number of option | shares		480,000	480,000
Employee Stock Ownership Plan [Member] | May 15, 2014
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 15, 2014
Expiry date	May 15, 2019
Exercise price	$ 1.50
Number of option | shares		90,000	180,000
Employee Stock Ownership Plan [Member] | December 17, 2014
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	December 17, 2014
Expiry date	Dec. 17, 2019
Exercise price	$ 1.25
Number of option | shares	700,000	2,334,000	2,334,000
Employee Stock Ownership Plan [Member] | May 6, 2015
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 6, 2015
Expiry date	May 06, 2020
Exercise price	$ 1.25
Number of option | shares	350,000	650,000	650,000
Employee Stock Ownership Plan [Member] | August 9, 2016
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 9, 2016
Expiry date	Aug. 09, 2021
Exercise price	$ 0.1665
Number of option | shares		1,466,666	2,200,000
Employee Stock Ownership Plan [Member] | July 17, 2017
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	July 17, 2017
Expiry date	Jul. 17, 2022
Exercise price	$ 0.196
Number of option | shares	3,800,000	6,566,666
Employee Stock Ownership Plan [Member] | April 11, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	April 11, 2018
Expiry date	Apr. 11, 2023
Exercise price	$ 0.298
Number of option | shares	650,000	650,000
Employee Stock Ownership Plan [Member] | June 26, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	June 26, 2018
Expiry date	Jun. 26, 2023
Exercise price	$ 0.228
Number of option | shares	10,000,000	10,000,000
Employee Stock Ownership Plan [Member] | March 12, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 12, 2019
Expiry date	Mar. 12, 2024
Exercise price	$ 0.200
Number of option | shares	5,000,000
Employee Stock Ownership Plan [Member] | March 21, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 21, 2019
Expiry date	Mar. 21, 2024
Exercise price	$ 0.206
Number of option | shares	1,575,000
Employee Stock Ownership Plan [Member] | April 11, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	April 11, 2019
Expiry date	Apr. 11, 2024
Exercise price	$ 0.208
Number of option | shares	1,150,000
Employee Stock Ownership Plan [Member] | May 2, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 2, 2019
Expiry date	May 02, 2024
Exercise price	$ 0.198
Number of option | shares	275,000
Employee Stock Ownership Plan [Member] | May 16, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 16, 2019
Expiry date	May 16, 2024
Exercise price	$ 0.206
Number of option | shares	200,000
Non Executive Directors Options [Member] | November 10, 2013
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 10, 2013
Expiry date	May 18, 2018
Exercise price	$ 0.62
Number of option | shares			400,000
Non Executive Directors Options [Member] | November 12, 2015
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 12, 2015
Expiry date	Nov. 12, 2020
Exercise price	$ 0.77
Number of option | shares	2,240,000	2,240,000	3,080,000